ACQUISITION OF 2734158 ONTARIO INC (Details Narrative) - CAD ($)			1 Months Ended	12 Months Ended
	Jan. 15, 2021	May 15, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Sep. 17, 2020
Statement [Line Items]
Non controlling interest of share holders				$ (33,242)	$ (66,535)	$ 368,091
Number of Common Shares
Statement [Line Items]
Percentage of ownership		50.10%
Additional shares of common shares							10.35%
Total purchase price for the additional shares							$ 305,267
Amount paid on closing							$ 72,539
Payment of earlier retail license approval	$ 157,167
Payment of license	$ 36,269
Non controlling interest				166,172
Consideration paid was recognized				$ 305,267
Closing amount paid by the company			$ 72,539
License paid			265,975
Outstanding amount					39,292
Dividends paid			450,000
Ontario paid dividends					87,831
Non controlling interest of share holders					34,737
License Payment after nine months		$ 39,292
Outstanding additional shares amount			$ 39,292		39,292	$ 39,292
Dividends					450,000
Dividends related to non-controlling interest shareholders					$ 177,975